Marketable Securities: (Details Text) (USD $)	12 Months Ended
	Dec. 31, 2013	Jun. 30, 2014
Marketable Securities Details Text [Abstract]
Impairment of marketable securities	$ 178,250
Marketable securities cost basis	$ 321,016	$ 321,016